Debt Instruments (Other Notes Payable) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interest expense	$ 426,603	$ 639,113	$ 1,726,455	$ 736,346
Notes payable to landlord [Member]
Debt Instrument [Line Items]
Outstanding principal	134,626		144,041
Interest expense	$ 2,466	$ 2,639